Note 5 - LiiON Rescission (Details Textual) - USD ($)		12 Months Ended
	Dec. 11, 2024	Dec. 31, 2025	May 01, 2025	Apr. 01, 2025
Consulting Agreement, Initial Term (Year)	3 years
LiiON [Member]
Gain (Loss) on Recission		$ 33,700
Promissory Note [Member]
Debt Instrument, Face Amount				$ 250,000
Promissory Note [Member] | LiiON [Member]
Debt Instrument, Face Amount			$ 2,000,000